Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Net Defined Benefit Plan Obligations
The movement on net defined benefit plan obligations was as follows:

	Pension Plans (1)		OPEB (1)		Total (1)

	2022	2021	2022	2021	2022	2021
As of January 1	(171)	(372)	(96)	(98)	(267)	(470)
Plan expense recognized in income statement:	(54)	(60)	(3)	(6)	(57)	(66)
Actuarial (losses) gains	(173)	230	11	(2)	(162)	228
Exchange differences	(25)	(1)	1	1	(24)	-
Contributions paid	26	32	6	9	32	41
Net plan obligations as of December 31	(397)	(171)	(81)	(96)	(478)	(267)
Net plan surpluses recognized in non-current assets					48	239
Net plan obligations recognized in non-current liabilities					(526)	(506)
(1) Includes amounts for immaterial defined benefit and OPEB plans that are not included in the detailed analysis below.

Summary of Net Surpluses (Obligations) of Material Defined Benefit Plans
The net surpluses (obligations) of the material defined benefit plans recognized in the consolidated statement of financial position were as follows:

	Funded		Unfunded (1)		OPEB		Total

As of December 31,	2022	2021	2022	2021	2022	2021	2022	2021
Present value of plan obligations	(2,502)	(3,658)	(227)	(295)	(58)	(72)	(2,787)	(4,025)
Fair value of plan assets	2,337	3,790	-	-	-	-	2,337	3,790
Net plan (obligations) assets	(165)	132	(227)	(295)	(58)	(72)	(450)	(235)
Net plan surpluses	44	235	-	-	-	-	44	235
Net plan obligations	(209)	(103)	(227)	(295)	(58)	(72)	(494)	(470)
(1) Unfunded pension plans consist of SERPs.

Disclosure of Present Value of Defined Benefit Obligations
The following summarizes activity in the defined benefit obligation:

Present Value of Defined Benefit Obligations	Funded		Unfunded		OPEB		Total

As of December 31,	2022	2021	2022	2021	2022	2021	2022	2021
Opening defined benefit obligation	(3,658)	(3,915)	(295)	(317)	(72)	(75)	(4,025)	(4,307)
Current service cost	(35)	(42)	(1)	(1)	(1)	(1)	(37)	(44)
Administration fees	(7)	(7)	(1)	(1)	-	-	(8)	(8)
Interest cost	(92)	(90)	(8)	(8)	(2)	(1)	(102)	(99)
Actuarial gains from changes in financial assumptions (1)	1,104	186	55	9	11	3	1,170	198
Actuarial losses from changes in demographic assumptions	(32)	(5)	-	-	-	-	(32)	(5)
Experience losses	(57)	-	(1)	(4)	-	(5)	(58)	(9)
Contributions by employees	(2)	(2)	-	-	(2)	(2)	(4)	(4)
Benefits paid	191	198	22	27	8	9	221	234
Administration fees disbursements	7	6	-	-	-	-	7	6
Plan amendments (2)	-	4	-	-	-	-	-	4
Exchange differences	115	9	2	-	-	-	117	9
Other	(36)	-	-	-	-	-	(36)	-
Closing defined benefit obligation	(2,502)	(3,658)	(227)	(295)	(58)	(72)	(2,787)	(4,025)
(1) Gains were primarily associated with an increase in discount rates used to measure the obligation.
(2) In 2021, gains in funded plans primarily related to a plan amendment to freeze the TTC plan from future service accruals effective July 1, 2021.

Defined Benefit Obligation - Other Disclosures
The total closing defined benefit obligation can be further analyzed by participant group and by geography.

As of December 31,	2022	2021	As of December 31,	2022	2021
Active employees	24%	27%	U.S.	72%	69%
Deferred	35%	34%	U.K.	24%	27%
Retirees	41%	39%	Rest of world	4%	4%
Closing defined benefit obligation	100%	100%		100%	100%

Fair Value of Plan Assets
The following summarizes activity in plan assets:

Fair Value of Plan Assets	Funded		Unfunded		OPEB		Total

As of December 31,	2022	2021	2022	2021	2022	2021	2022	2021
Opening fair value of plan assets	3,790	3,867	-	-	-	-	3,790	3,867
Interest income (1)	92	87	-	-	-	-	92	87
Return on plan assets excluding amounts included in interest income (2)	(1,244)	43	-	-	-	-	(1,244)	43
Contributions by employer	4	4	22	27	6	7	32	38
Contributions by employees	2	2	-	-	2	2	4	4
Benefits paid	(191)	(198)	(22)	(27)	(8)	(9)	(221)	(234)
Administration fees disbursements	(7)	(6)	-	-	-	-	(7)	(6)
Exchange differences	(146)	(9)	-	-	-	-	(146)	(9)
Other	37	-	-	-	-	-	37	-
Closing fair value of plan assets	2,337	3,790	-	-	-	-	2,337	3,790
(1) Interest income is calculated using the discount rate for the period.
(2) Return on plan assets represents the difference between the actual return on plan assets and the interest income computed using the discount rate.

Summary of Major Categories of Plan Assets for Funded Plans
In aggregate, the major categories of plan assets for funded plans were as follows:

	Quoted (1)		Unquoted		Total

As of December 31,	2022	2021 (2)	2022	2021 (2)	2022	2021 (2)
Equities (3)	134	202	266	511	400	713
Bonds (4)
Corporate	-	-	764	1,192	764	1,192
Government	-	-	349	605	349	605
Other fixed income	-	-	255	389	255	389
Total Bonds	-	-	1,368	2,186	1,368	2,186
Multi-asset (5)	-	-	138	152	138	152
Derivatives	-	6	172	352	172	358
Cash and cash equivalents	45	38	175	295	220	333
Other	6	7	33	41	39	48
Total	185	253	2,152	3,537	2,337	3,790
(1) Asset valuation based on Level 1 evidence under the fair value hierarchy: quoted prices (unadjusted) in active markets for identical assets or liabilities.
(2) Amounts have been revised to reflect the current presentation.
(3) Equities include direct shareholdings and funds focused on equity strategies.
(4) Bonds include direct credit holdings and funds focused on fixed income strategies. Within this grouping, Government includes debt issued by national, state and local government agencies and Other fixed income includes blended Corporate/Government credit strategies.
(5) Multi-asset includes funds that invest in a range of asset classes.

Summary of Weighted-Average Actuarial Assumptions
The weighted-average actuarial assumptions were as follows:

	Funded		Unfunded		OPEB

As of December 31,	2022	2021	2022	2021	2022	2021
Discount rate	5.18%	2.60%	5.37%	2.92%	5.30%	2.55%
Inflation assumption	3.13%	2.93%	2.70%	2.72%	-	-
Rate of increase in salaries	-	3.48%	-	1.64%	-	3.50%
Rate of increase in pension payments	2.96%	3.13%	2.76%	2.77%	-	-
Medical cost trend	-	-	-	-	7.30%	7.10%

Summary of Life Expectation in Years of an Average Plan Participant
The following table illustrates the life expectation in years of an average plan participant retiring at age 65 as of December 31, 2022 and 2021 and a plan participant at age 40 as of December 31, 2022 and 2021 retiring 25 years later at age 65 under the mortality assumptions used.

December 31, 2022	Life Expectation in Years

	Male	Female
Employee retiring as of December 31, 202 2 at age 65	22	23
Employee age 40 as of December 31, 202 2 retiring at age 65	24	25

December 31, 2021	Life Expectation in Years

	Male	Female
Employee retiring as of December 31, 202 1 at age 65	22	23
Employee age 40 as of December 31, 202 1 retiring at age 65	23	25

Defined Benefit Plan Expense
Defined benefit plan expense (income) for material defined benefit plans for years ended December 31, 2022 and 2021 was as follows:

Income Statement (1)	Funded		Unfunded		OPEB		Total

Year ended December 31,	2022	2021	2022	2021	2022	2021	2022	2021
Current service cost	35	42	1	1	1	1	37	44
Net interest cost	-	3	8	8	2	1	10	12
Administration fees	7	7	1	1	-	-	8	8
Plan amendments (2)	-	(4)	-	-	-	-	-	(4)
Defined benefit plan expense	42	48	10	10	3	2	55	60
(1) Current service cost and administration fees are included in the “Post-employment benefits” component of “Operating expenses” as set out in note 5. Net interest cost is reported in “Finance costs, net” as set out in note 7.
(2) In 2021, gains in funded plans related to the TTC plan amendment to freeze the plan from future service accruals effective July 1, 2021.

Summary of Amounts Recognized in Other Comprehensive Loss (Income) for Material Defined Benefit Plans
The following summarizes amounts recognized in other comprehensive loss (income) for material defined benefit plans:

Other Comprehensive (Income) Loss	Funded		Unfunded		OPEB		Total

Year ended December 31,	2022	2021	2022	2021	2022	2021	2022	2021
Remeasurement (gains) losses on defined benefit obligation:
Due to financial assumption changes	(1,104)	(186)	(55)	(9)	(10)	(3)	(1,169)	(198)
Due to demographic assumption changes	32	5	-	-	-	-	32	5
Due to experience	57	-	1	4	-	5	58	9
Return on plan assets greater than discount rate	1,244	(43)	-	-	-	-	1,244	(43)
Total recognized in other comprehensive loss (income) before taxation	229	(224)	(54)	(5)	(10)	2	165	(227)

Accumulated Comprehensive Loss (Income)	Funded		Unfunded		OPEB		Total

	2022	2021	2022	2021	2022	2021	2022	2021
Balance of accumulated comprehensive loss (income) as of January 1	1,088	1,312	98	103	(104)	(106)	1,082	1,309
Net actuarial losses (gains) recognized in the year	229	(224)	(54)	(5)	(10)	2	165	(227)
Total accumulated comprehensive loss (income) as of December 31,	1,317	1,088	44	98	(114)	(104)	1,247	1,082